UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen AMT-Free Municipal Income Fund (NEA)
	January 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.3% (98.8% of Total Investments)

	MUNICIPAL BONDS – 142.3% (98.8% of Total Investments)

	Alabama – 0.8% (0.5% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 1,072,510
	2006C-2, 5.000%, 11/15/36 (UB)
2,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 (Pre-refunded	8/15 at 100.00	AA+ (4)	2,254,054
	8/01/15) – AMBAC Insured
3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24	6/15 at 100.00	AA– (4)	3,810,675
	(Pre-refunded 6/01/15) – NPFG Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/15 at 100.00	AA–	1,395,767
1,040	5.000%, 4/01/23 – NPFG Insured	4/15 at 100.00	AA–	1,040,447
9,385	Total Alabama			9,573,453
	Alaska – 0.2% (0.1% of Total Investments)
2,540	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	B2	2,277,212
	Series 2006A, 5.000%, 6/01/32
	Arizona – 4.7% (3.2% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB+	1,588,144
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,455	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/22 at 100.00	AA–	2,771,130
	2012A, 5.000%, 1/01/43
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	3,216,304
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	3,973,725
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	8,621,175
	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds,
	Series 2005:
4,370	4.750%, 7/01/25 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	AAA	4,454,909
12,365	4.750%, 7/01/27 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	AAA	12,605,252
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,
	Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,927,445
5,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	6,914,600
3,530	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	4,276,207
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
49,525	Total Arizona			57,348,891
	Arkansas – 0.3% (0.2% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	A+	4,075,154
	5/15/23 – AMBAC Insured
	California – 18.2% (12.7% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	AA–	11,816,147
	1999A, 0.000%, 10/01/32 – NPFG Insured
2,735	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	3,209,714
	2013S-4, 5.250%, 4/01/53
1,300	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3 (4)	1,342,432
	5.000%, 10/01/33 (Pre-refunded 10/01/15) – NPFG Insured
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard
	Children’s Hospital, Series 2012A:
2,000	5.000%, 8/15/51	8/22 at 100.00	AA	2,248,060
3,000	5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	3,372,090
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	620,376
	Series 2013A, 5.000%, 7/01/37
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A,	11/21 at 100.00	AA	1,959,352
	5.000%, 11/15/40
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
1,285	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA	1,637,013
525	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA	668,819
485	9.325%, 2/15/20 (IF) (5)	No Opt. Call	AA	617,740
5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	4/15 at 100.00	A1	5,033,350
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/15 at 100.00	Aa3	5,019
680	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB	761,736
	University Medical Center, Series 2014A, 5.250%, 12/01/44
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	12,124,100
	2011A, 6.000%, 8/15/42
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,895	5.250%, 7/01/30	7/15 at 100.00	CCC	3,850,246
5,000	5.250%, 7/01/35	7/15 at 100.00	CCC	4,932,000
5,000	5.000%, 7/01/39	7/15 at 100.00	CCC	4,909,850
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,909,818
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
1,665	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	Aa1	1,965,299
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,510	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,791,011
4,510	6.000%, 1/15/49	1/24 at 100.00	BBB–	5,412,812
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,762,083
	5.000%, 9/01/27 – AMBAC Insured
15,065	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	15,308,902
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
8,180	4.500%, 6/01/27	6/17 at 100.00	B	8,042,740
3,990	5.000%, 6/01/33	6/17 at 100.00	B	3,475,011
250	5.125%, 6/01/47	6/17 at 100.00	B	203,490
3,040	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA	2,488,878
	11/01/23 – AGM Insured
1,580	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	Aaa	1,793,110
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
6,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	6,965,880
	2012B, 5.000%, 7/01/43
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2 (4)	4,269,320
	5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
3,545	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	2,560,979
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (4)	4,557,760
	5.875%, 12/01/30 (Pre-refunded 12/01/21)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	6,359,300
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,745	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	2,367,005
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	2,005,004
	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	4/15 at 100.00	A	1,133,469
1,255	5.250%, 6/01/21 – AMBAC Insured	4/15 at 100.00	A	1,259,970
6,705	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	8,495,436
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	1,174,824
	Series 2011A, 0.000%, 8/01/28
1,000	Rim of the World Unified School District, San Bernardino County, California, General	8/21 at 100.00	AA	1,129,960
	Obligation Bonds, Series 2011C, 5.000%, 8/01/38 – AGM Insured
390	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	459,744
	2013A, 5.750%, 6/01/44
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	4/15 at 100.00	N/R	736,852
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
6,625	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	8,377,644
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,824,740
	7.500%, 12/01/41
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,644,280
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
6,575	5.000%, 1/15/44	1/25 at 100.00	BBB–	7,327,312
20,310	5.000%, 1/15/50	1/25 at 100.00	BBB–	22,173,849
4,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	4/15 at 100.00	AA–	4,016,440
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
12,580	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	12,883,178
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	4,001,927
	2006A, 0.000%, 9/01/21 – NPFG Insured (5)
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA (4)	3,688,632
	5.000%, 8/01/28 (Pre-refunded 8/01/15) – NPFG Insured
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/21 at 100.00	AA	4,836,000
	Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 – AGM Insured
218,935	Total California			223,510,703
	Colorado – 5.1% (3.5% of Total Investments)
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA	9,319,950
	Series 2006C-1, Trust 1090, 15.128%, 10/01/41 – AGM Insured (IF) (5)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,778,100
	Series 2013A, 5.250%, 1/01/45
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado	12/23 at 100.00	A+	5,669,200
	Project, Series 2013A, 5.000%, 12/01/36
425	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A3	496,987
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,915	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA	3,484,387
	Obligation Bonds, Series 2013, 5.000%, 12/01/27 – AGM Insured
4,835	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,577,221
	5.000%, 11/15/43
35,355	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	AA–	20,856,622
	NPFG Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	AA–	1,407,544
	NPFG Insured
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	3,187,087
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	AA–	4,476,760
25	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	25,379
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
1,285	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	1,306,023
690	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	701,288
72,570	Total Colorado			62,286,548
	Delaware – 0.3% (0.2% of Total Investments)
3,250	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	3,485,073
	5.000%, 7/01/32
	District of Columbia – 1.9% (1.3% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	1,315,500
	Issue, Series 2013, 5.000%, 10/01/45
10,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	9,443,357
	AMBAC Insured
6,545	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	7,218,350
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	AA	2,865,940
	Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
2,395	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,804,904
	Tender Option Bond Trust 1606, 11.921%, 10/01/30 – AMBAC Insured (IF) (5)
27,340	Total District of Columbia			23,648,051
	Florida – 9.2% (6.4% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	Aa3	1,027,640
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	12,748,120
	AGM Insured
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	AA	1,659,735
3,000	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	AA	3,288,000
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	4,052,985
	Series 2013, 6.125%, 11/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	10,237,426
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,990,608
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AA–	507,360
	NPFG Insured
30	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	30,176
	Series 1987G-1, 8.595%, 11/01/17
1,190	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	AA–	1,194,225
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	6/18 at 101.00	AAA	3,800,325
	Trust 2929, 17.626%, 12/01/16 – AGC Insured (IF) (5)
5,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation,	No Opt. Call	AA–	5,481,350
	Refunding Series 2008A, 5.000%, 7/01/35
350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA	390,775
	AGM Insured
180	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	Aa2 (4)	186,746
	Health System, Series 2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) – NPFG Insured
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	466,648
	5.000%, 10/01/30
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,725,213
	2011, 5.000%, 11/15/24
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	533,550
	NPFG Insured
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA	1,407,924
	6.000%, 2/01/30 – AGM Insured
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	11,453,300
	5.000%, 7/01/35
6,350	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	11/16 at 100.00	AA+ (4)	6,857,429
	11/01/31 (Pre-refunded 11/01/16) – AGM Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA	4,575,440
	5.000%, 10/01/35 – AGM Insured
5,720	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/15 at 100.00	AA (4)	5,836,173
	2005, 5.000%, 7/01/33 (Pre-refunded 7/01/15) – AGM Insured
1,850	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	2,127,704
	5.000%, 10/01/37
2,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	2,298,660
	5.000%, 7/01/42
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	6,614,728
	5.000%, 10/01/42
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	825,998
	Inc., Series 2012A, 5.000%, 10/01/42
140	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	161,851
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	1,083,100
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
480	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 –	9/18 at 100.00	AA	543,086
	AGC Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	2,065,700
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA	1,384,008
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	11,101,504
	2012B, 5.000%, 7/01/42
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA	1,725,225
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
98,765	Total Florida			112,382,712
	Georgia – 2.3% (1.6% of Total Investments)
6,950	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA	7,946,630
	AGM Insured
3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA	3,481,860
	AGM Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	1,678,860
	4.000%, 8/01/26
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	4/15 at 100.00	A1	4,015,920
	Series 2004, 5.000%, 7/15/24 – NPFG Insured
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	AA	1,512,888
	AGM Insured
805	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	AA	863,998
	East Issue, Series 2012, 4.250%, 11/15/42
3,055	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008,	2/18 at 100.00	AAA	3,406,997
	5.000%, 2/01/36 (5)
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,766,165
	2/01/27 – BHAC Insured
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	2,969,489
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
24,720	Total Georgia			27,642,807
	Guam – 0.2% (0.1% of Total Investments)
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,401,754
	5.500%, 7/01/43
	Hawaii – 0.0% (0.0% of Total Investments)
125	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	144,165
	University, Series 2013A, 6.875%, 7/01/43
	Idaho – 0.2% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	2,360,267
	2012A, 5.000%, 3/01/47 – AGM Insured
	Illinois – 13.8% (9.6% of Total Investments)
4,000	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/34 –	No Opt. Call	AA–	1,913,720
	FGIC Insured
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA	4,036,480
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	No Opt. Call	AA	10,932,159
13,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA	14,979,326
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
1,450	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	1,515,163
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
4,735	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	5,508,462
	Colleges, Series 2013, 5.250%, 12/01/43
21,860	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	21,159,168
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured
2,050	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	2,343,396
	Series 2002, 5.500%, 11/01/36
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	5,658,895
	5.000%, 6/01/42
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB	4,542,258
7,480	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	8,160,755
	5.000%, 9/01/42
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	3,129,443
1,145	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,377,607
	6.000%, 7/01/43
3,560	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA	4,226,076
	AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,157,530
	2011C, 5.500%, 8/15/41
9,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	10,587,768
5,045	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AA (4)	5,507,223
	1993A, 6.250%, 4/01/18 – AGM Insured (ETM)
6,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA–	6,956,495
	2/01/35 – FGIC Insured
	Illinois State, General Obligation Bonds, May Series 2014:
1,700	5.000%, 5/01/36	5/24 at 100.00	A–	1,856,400
5,420	5.000%, 5/01/39	5/24 at 100.00	A–	5,887,800
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	A–	2,802,650
4,500	5.000%, 3/01/27	3/22 at 100.00	A–	4,985,325
1,125	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,281,656
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	5,663,850
	5.250%, 1/01/39 – AGM Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	5,510,600
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52 (UB) (5)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	8,655,240
5,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	1,251,000
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	5,933,562
	Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	4,202,388
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	5,212,763
	Inc., Series 2013, 7.625%, 11/01/48
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General	12/20 at 100.00	AA	2,382,527
	Obligation Bonds, Series 2011, 7.250%, 12/01/28 – AGM Insured
186,350	Total Illinois			169,317,685
	Indiana – 4.8% (3.4% of Total Investments)
4,725	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	5,313,641
	2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	1,626,210
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	11,487,800
	5.250%, 12/01/38 (UB)
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	5,687,600
	2011B, 5.000%, 10/01/41
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	3,536,588
	2012A, 5.000%, 10/01/37
2,045	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	2,070,276
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
8,310	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	8,851,646
	NPFG Insured
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	7,149,302
	AMBAC Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A:
3,000	5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	3,418,200
5,000	5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA	5,697,000
3,830	Saint Joseph County Hospital Authority, Revenue Bonds, Beacon Health System Obligated Group,	8/23 at 100.00	AA–	3,921,920
	Series 2013C, 4.000%, 8/15/44
500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	526,080
	5.800%, 9/01/47
56,240	Total Indiana			59,286,263
	Iowa – 1.5% (1.0% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	4,467,760
425	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	471,202
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
7,125	5.375%, 6/01/38	6/15 at 100.00	B+	6,364,121
185	5.625%, 6/01/46	6/15 at 100.00	B+	168,467
6,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	6,310,590
	5.600%, 6/01/34
18,335	Total Iowa			17,782,140
	Kansas – 0.2% (0.2% of Total Investments)
630	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/15 at 101.00	AA–	641,983
	Development Facilities Projects, Series 2003C, 5.000%, 10/01/22 – AMBAC Insured
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health	11/22 at 100.00	A2	2,223,840
	Care Inc., Series 2013J, 5.000%, 11/15/38
2,630	Total Kansas			2,865,823
	Kentucky – 1.3% (0.9% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	AA–	3,658,227
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project	9/17 at 100.00	AA–	5,436,900
	Series 2007A, 5.000%, 9/01/37 – NPFG Insured
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,575	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,913,483
4,430	0.000%, 7/01/46	7/31 at 100.00	Baa3	3,295,699
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,150	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,355,724
220	6.000%, 7/01/53	7/23 at 100.00	Baa3	261,538
19,385	Total Kentucky			15,921,571
	Louisiana – 4.8% (3.3% of Total Investments)
4,690	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	5,185,217
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA	796,442
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA	5,821,150
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
6,870	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	7,863,471
	5.000%, 7/01/36
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/45	5/20 at 100.00	AA	2,288,080
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,010	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,022,514
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,237,382
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
9,000	5.000%, 5/01/36 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	9,535,770
8,480	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	8,887,210
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	14,881,962
54,195	Total Louisiana			58,519,198
	Maine – 0.1% (0.1% of Total Investments)
1,010	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	1,104,597
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maryland – 0.5% (0.3% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,928,447
	9/01/26 – SYNCORA GTY Insured
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA	1,255,068
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
2,705	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,047,074
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
5,770	Total Maryland			6,230,589
	Massachusetts – 3.5% (2.4% of Total Investments)
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	6,341,775
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,430	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	1,476,918
	Energy Project, Series 2012B, 4.875%, 11/01/42
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	4,041,900
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	4,836,350
	System, Tender Option Trust 2015-XF0047, 13.749%, 7/01/29 (IF)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (4)	4,516,732
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
3,250	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	3,554,428
	5.000%, 8/15/37 – AMBAC Insured
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	No Opt. Call	AA+	11,120,250
	Trust 14021, 9.363%, 2/15/20 (IF)
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	AA+	4,240,086
	Trust 3091, 13.554%, 8/15/37 – AGM Insured (IF)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 –	2/17 at 100.00	AA+	1,785,082
	AGM Insured (UB) (5)
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series	11/20 at 100.00	AA	585,330
	2010B, 5.000%, 11/15/30 – AGC Insured
33,975	Total Massachusetts			42,498,851
	Michigan – 1.9% (1.3% of Total Investments)
1,220	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,345,001
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BBB+	10,896,100
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	1,448,828
820	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA–	867,626
	2006A, 5.000%, 12/01/31
180	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	195,246
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	2,221,600
	2009C, 5.000%, 12/01/48
6,500	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	4/15 at 100.00	AA–	6,508,320
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
22,035	Total Michigan			23,482,721
	Missouri – 0.7% (0.5% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1 (4)	1,051,820
	Bonds, Series 2006, 5.250%, 3/01/25 (Pre-refunded 3/01/16) – NPFG Insured
6,165	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	7,003,995
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
220	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	249,291
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
7,385	Total Missouri			8,305,106
	Montana – 0.1% (0.1% of Total Investments)
1,300	Montana State University, Facilties Revenue Bonds, Improvement Series 2013A, 4.500%, 11/15/38	11/23 at 100.00	Aa3	1,468,961
	Nebraska – 1.0% (0.7% of Total Investments)
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	2,557,271
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	1,543,964
	Tender Option Bond Trust 11673, 20.198%, 8/01/40 – AMBAC Insured (IF)
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2	8,324,960
	2007A, 5.000%, 1/01/37 – AMBAC Insured
11,145	Total Nebraska			12,426,195
	Nevada – 2.3% (1.6% of Total Investments)
2,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	2,990,156
	AGM Insured
12,265	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	14,055,445
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
950	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,093,821
	5.000%, 6/01/42
10,000	Nevada System of Higher Education, Universities Revenue Bonds, Series 2005B, 5.000%, 7/01/35 –	No Opt. Call	Aa2	10,368,900
	AMBAC Insured
25,815	Total Nevada			28,508,322
	New Jersey – 6.4% (4.4% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
2,675	5.000%, 7/01/22 – NPFG Insured	4/15 at 100.00	AA–	2,718,068
4,445	5.000%, 7/01/23 – NPFG Insured	4/15 at 100.00	AA–	4,516,565
1,200	5.000%, 7/01/29 – NPFG Insured	4/15 at 100.00	AA–	1,219,320
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	864,598
	University Hospital, Series 2013A, 5.500%, 7/01/43
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AA	3,178,136
	10/01/15 – AGM Insured
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A2	3,108,500
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A2	10,067,500
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A2	3,855,300
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA	11,383,365
	5.000%, 12/15/34 – AMBAC Insured
9,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A2	9,876,600
	5.000%, 6/15/38
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	17,936,520
	AGM Insured
330	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.639%,	7/22 at 100.00	A+	508,712
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,545	4.500%, 6/01/23	6/17 at 100.00	BB	1,553,358
785	4.625%, 6/01/26	6/17 at 100.00	B+	755,767
3,300	4.750%, 6/01/34	6/17 at 100.00	B2	2,619,936
5,000	5.000%, 6/01/41	6/17 at 100.00	B2	4,054,400
96,575	Total New Jersey			78,216,645
	New Mexico – 0.4% (0.3% of Total Investments)
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa2	2,035,220
	5.000%, 6/15/25 – NPFG Insured
2,725	Rio Rancho, New Mexico, Water and Wastewater Revenue Bonds, Refunding Series 2009, 5.000%,	5/19 at 100.00	AA	3,152,880
	5/15/21 – AGM Insured
4,725	Total New Mexico			5,188,100
	New York – 7.7% (5.4% of Total Investments)
2,115	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA–	2,123,227
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	3,536,610
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	AA	8,704,749
	2010, 5.500%, 7/01/43 – AGM Insured
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,690,624
	2012A, 5.000%, 7/01/42
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,006,120
	2005F, 5.000%, 3/15/24 (Pre-refunded 3/15/15) – AMBAC Insured
1,300	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,530,009
	2011A, 5.750%, 2/15/47
8,150	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	8,625,390
	2/15/47 – NPFG Insured
11,415	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA–	12,018,854
	5.000%, 12/01/25 – FGIC Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	3,185,850
	5.000%, 9/01/35 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,113,521
780	5.000%, 9/01/44	9/24 at 100.00	A–	897,179
2,830	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	3,176,109
	5.000%, 5/01/38
6,165	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	6,376,336
	5.000%, 11/15/44 – AMBAC Insured
6,135	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,586,475
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
10,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	12,508,000
	Series 2005, 5.250%, 10/01/35
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/22 at 100.00	AAA	6,673,886
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Tender Option Bond Trust 2012-9W, 13.914%, 6/15/26 (IF) (5)
270	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/15 at 100.00	AA	270,788
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
1,850	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,861,248
	2005B, 5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	4,164,715
	Option Bond Trust 09-6W, 13.281%, 3/15/37 (IF) (5)
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	BB	2,190,905
	Health Center Project, Series 2012, 5.000%, 7/01/42
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
775	5.000%, 11/15/28	No Opt. Call	A+	925,497
5,545	0.000%, 11/15/31	No Opt. Call	A+	3,223,697
405	0.000%, 11/15/32	No Opt. Call	A+	225,180
85,900	Total New York			94,614,969
	North Carolina – 1.5% (1.1% of Total Investments)
	Appalachian State University, North Carolina, Revenue Bonds, Series 2005:
465	5.000%, 7/15/30 (Pre-refunded 7/15/15)	7/15 at 100.00	Aa3 (4)	475,444
785	5.000%, 7/15/30 (Pre-refunded 7/15/15)	7/15 at 100.00	Aa3 (4)	802,631
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	5,336,126
	43W, 13.765%, 7/01/38 (IF) (5)
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	5,800,200
	Health System, Series 2012A, 5.000%, 6/01/42
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	1,647,846
	Refunding Series 2012A, 5.000%, 6/01/36
1,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	1,698,075
	WakeMed, Series 2012A, 5.000%, 10/01/38
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,085,929
	5/01/22 – AMBAC Insured
15,810	Total North Carolina			18,846,251
	North Dakota – 0.7% (0.4% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	BBB+	5,459,120
	Project, Refunding Series 2012A, 4.500%, 7/01/32
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,117,505
	Group, Series 2012, 5.000%, 12/01/35
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,513,166
	Project, Series 2013, 7.750%, 9/01/38
7,515	Total North Dakota			8,089,791
	Ohio – 7.6% (5.3% of Total Investments)
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	357,290
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	743,249
860	4.000%, 5/01/33	5/22 at 100.00	AA–	889,524
800	5.000%, 5/01/42	5/22 at 100.00	AA–	900,784
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
25	5.375%, 6/01/24	6/17 at 100.00	B–	22,137
6,045	5.125%, 6/01/24	6/17 at 100.00	B–	5,237,993
710	5.875%, 6/01/30	6/17 at 100.00	B–	617,594
13,445	5.750%, 6/01/34	6/17 at 100.00	B–	11,388,318
1,485	5.875%, 6/01/47	6/17 at 100.00	B	1,270,299
6,205	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	6,958,101
	School Improvement Series 2014, 5.000%, 12/01/51
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	6,590,843
	Series 2013, 5.000%, 6/15/43
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,639,438
	Improvement Series 2012A, 5.000%, 11/01/42
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A:
7,775	4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	7,955,536
4,605	4.250%, 12/01/32 – AMBAC Insured (UB)	12/16 at 100.00	A+	4,711,928
6,920	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	7,983,881
	2013A, 5.000%, 1/01/38 (Mandatory put 1/01/23)
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	7,746,240
	Series 2007, 5.250%, 12/01/31 – AGM Insured
11,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	12,978,240
	Improvement Series 2014, 5.000%, 11/15/49
5,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,744,150
	2013A-1, 5.000%, 2/15/48
3,960	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,458,981
	Convertible Series 2013A-3, 0.000%, 2/15/36
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	N/R	146,634
130	6.000%, 12/01/42	12/22 at 100.00	N/R	141,228
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA	5,381,846
	Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
87,700	Total Ohio			92,864,234
	Oklahoma – 0.6% (0.4% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
6,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA (4)	6,123,360
1,610	5.000%, 7/01/27 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA (4)	1,643,102
7,610	Total Oklahoma			7,766,462
	Oregon – 0.2% (0.2% of Total Investments)
1,500	Oregon Health and Science University, Revenue Bonds, Series 2012E, 5.000%, 7/01/32	No Opt. Call	A+	1,755,810
1,000	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA–	1,145,760
2,500	Total Oregon			2,901,570
	Pennsylvania – 7.3% (5.1% of Total Investments)
3,545	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	AA–	3,682,014
	12/01/23 – NPFG Insured
7,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	7,913,990
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	4,242,600
	5.000%, 6/01/26 – AGM Insured (UB)
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	2,381,168
	System Project, Series 2012A, 5.000%, 6/01/42
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+ (4)	4,532,297
	5.000%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	3,980,760
	5.000%, 1/01/40 – AGM Insured
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%,	12/21 at 100.00	A1	4,335,840
	12/01/44 – AGM Insured
4,585	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	5,371,282
	Concession, Series 2013A, 5.125%, 12/01/47
1,045	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,222,566
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (UB) (5)
5,235	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AA–	5,293,527
	2005A, 5.000%, 5/01/28 – NPFG Insured
7,275	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	7,630,602
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
2,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,224,110
	AMBAC Insured
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	4,252,710
	6/01/33 – AGM Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – AGM Insured	4/15 at 100.00	AA	5,254,579
3,000	5.000%, 9/01/25 – AGM Insured	4/15 at 100.00	AA	3,011,460
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	4/15 at 100.00	AA	2,006,620
	5.000%, 8/01/32 – AGM Insured
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	3,579,582
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
335	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	362,929
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,744,457
3,310	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 –	No Opt. Call	A1 (4)	4,215,219
	AMBAC Insured (ETM)
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA	3,937,871
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA	3,955,666
	5.000%, 1/15/25 – AGM Insured
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 –	12/21 at 100.00	AA	1,313,640
	AGM Insured
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa3	1,481,001
	AMBAC Insured
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	1,977,922
	Series 2012B, 4.000%, 1/01/33
82,170	Total Pennsylvania			89,904,412
	Puerto Rico – 2.3% (1.6% of Total Investments)
2,140	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AA–	2,141,370
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA	1,009,590
5,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA	5,902,344
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
47,300	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	7,321,094
115,100	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	9,180,376
810	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA–	822,328
	5.500%, 7/01/17 – NPFG Insured
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	1,328,468
	5.500%, 7/01/17 – NPFG Insured
173,420	Total Puerto Rico			27,705,570
	Rhode Island – 1.8% (1.2% of Total Investments)
9,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/17 at 100.00	AA+	10,444,585
	Bonds, Brown University, Series 2007, 5.000%, 9/01/37
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
795	6.125%, 6/01/32	4/15 at 100.00	BBB+	798,419
10,255	6.250%, 6/01/42	4/15 at 100.00	BBB–	10,301,660
20,550	Total Rhode Island			21,544,664
	South Carolina – 2.7% (1.9% of Total Investments)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006:
8,000	5.000%, 12/01/24	12/16 at 100.00	AA	8,643,280
1,955	5.000%, 12/01/28 – AGM Insured	12/16 at 100.00	AA	2,093,512
900	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	2/23 at 100.00	A	983,475
	Electric and Gas Company, Series 2013, 4.000%, 2/01/28
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	454,856
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,900	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	11,539,341
	2014C, 5.000%, 12/01/46
3,475	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	4,042,294
	5.125%, 12/01/43
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	5,162,535
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
29,105	Total South Carolina			32,919,293
	South Dakota – 0.8% (0.6% of Total Investments)
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System,	7/24 at 100.00	AA–	10,137,160
	Series 2014, 5.000%, 7/01/44
	Tennessee – 0.8% (0.6% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	AA	3,047,940
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%, 6/01/24 –
	AMBAC Insured
5,085	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	5,876,328
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
1,200	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,296,924
	Revenue Bonds, Series 2012A, 4.000%, 9/01/40
9,285	Total Tennessee			10,221,192
	Texas – 8.0% (5.6% of Total Investments)
3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	3,435,863
	AGM Insured
365	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	BBB	403,902
	5.000%, 1/01/43
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	2,007,666
	6.250%, 1/01/46
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,937,166
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,006,310
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32 –	10/17 at 100.00	AAA	10,462,500
	AMBAC Insured (UB)
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011, 5.250%, 8/15/33	8/20 at 100.00	A+	1,700,580
2,735	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	4,127,170
	Trust 2013-9A, 18.425%, 4/01/53 (IF)
5,625	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA–	5,887,406
	NPFG Insured
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax Tender Options	No Opt. Call	AAA	8,034,954
	Bond Trust 3028, 14.291%, 8/15/28 – AGM Insured (IF)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
615	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	200,693
1,230	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	381,632
1,525	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	448,304
3,870	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	1,081,278
5,380	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,425,323
460	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	502,969
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
990	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	AA	1,213,691
	AGM Insured
4,550	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B,	7/22 at 100.00	A	5,302,479
	5.000%, 7/01/31
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	3,177,951
	Refunding Series 2012A, 5.000%, 8/01/46
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%,	3/21 at 100.00	AA	2,637,344
	3/01/41 – AGM Insured
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	Baa2	2,064,391
1,800	6.125%, 12/01/38	12/25 at 100.00	Baa2	2,089,674
3,845	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2	4,433,400
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	4,890,772
	12/15/36 – AGM Insured
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	Aa3	2,763,041
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A2	3,996,397
	Bonds, Hendrick Medical Center, Series 2013, 5.500%, 9/01/43
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,200	5.000%, 12/15/30	No Opt. Call	A3	2,485,098
740	5.000%, 12/15/32	No Opt. Call	A3	826,587
4,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	4,658,200
	2012A, 5.000%, 4/01/42
2,855	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,223,409
	Refunding Series 2012A, 5.000%, 8/15/41
3,265	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	3,794,485
	Refunding Series 2015B, 5.000%, 8/15/37 (WI/DD, Settling 2/04/15)
6,680	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	7,602,976
	Refunding Series 2015C, 5.000%, 8/15/42 (WI/DD, Settling 2/04/15)
93,100	Total Texas			98,203,611
	Utah – 1.6% (1.1% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AA	6,563,290
	5.000%, 3/01/33 – AGC Insured
2,830	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	3,228,011
	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A:
4,250	5.000%, 6/15/36 – AGM Insured	6/18 at 100.00	AAA	4,760,085
4,255	5.250%, 6/15/38	No Opt. Call	AAA	4,781,131
17,095	Total Utah			19,332,517
	Vermont – 0.9% (0.6% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007,	10/17 at 100.00	AA	5,464,400
	5.000%, 10/01/43 – AGM Insured
5,100	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA– (4)	5,266,107
	10/01/35 (Pre-refunded 10/01/15) – NPFG Insured
10,100	Total Vermont			10,730,507
	Virginia – 1.1% (0.8% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	302,195
	Appreciation Series 2012B, 0.000%, 7/15/40
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
4,000	5.000%, 6/15/20 – NPFG Insured	6/15 at 100.00	AA–	4,070,440
5,000	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	AA–	5,088,450
245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA	271,857
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA (4)	6,025
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
2,465	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	2,661,608
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
955	0.000%, 7/01/34	No Opt. Call	BBB–	408,205
520	0.000%, 7/01/35	No Opt. Call	BBB–	207,808
1,350	0.000%, 7/01/37	No Opt. Call	BBB–	490,496
14,970	Total Virginia			13,507,084
	Washington – 4.5% (3.1% of Total Investments)
5,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	5,665,050
4,130	King County, Washington, Sewer Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/47 (WI/DD,	1/25 at 100.00	AA+	4,869,022
	Settling 2/18/15)
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, 13.871%, 1/01/26 – AGM	1/17 at 100.00	AA+	6,158,600
	Insured (IF)
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	AA+ (4)	3,318,480
	7/01/17) – AGM Insured
1,560	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	A+	1,836,978
	5.000%, 8/01/31
1,250	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 11.513%,	6/17 at 100.00	Aaa	1,724,050
	6/01/31 – AMBAC Insured (IF)
4,900	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	5,478,592
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	10,562,300
	Series 2012A, 4.250%, 10/01/40
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,465,874
	Refunding Series 2012B, 5.000%, 10/01/30
3,290	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	3,742,506
	Series 2012A, 5.000%, 10/01/42
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,182,098
50,235	Total Washington			55,003,550
	West Virginia – 1.9% (1.3% of Total Investments)
16,845	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	19,868,677
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,481,619
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
19,845	Total West Virginia			23,350,296
	Wisconsin – 2.5% (1.7% of Total Investments)
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series	4/23 at 100.00	Aa3	4,712,457
	2013A, 5.000%, 4/01/38
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,151,628
	Obligated Group, Series 2012A, 5.000%, 4/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,133,479
	Series 2011A, 5.250%, 10/15/39
4,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	4,895,102
	Series 2012, 5.000%, 6/01/39
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	Aa3	2,359,874
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	AA	3,027,412
	Inc., Refunding 2012C, 5.000%, 8/15/32
7,420	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	8,764,948
	5.750%, 5/01/33
3,775	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (4)	3,986,437
	5/01/16) – FGIC Insured
26,420	Total Wisconsin			30,031,337
	Wyoming – 1.1% (0.8% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding	9/23 at 100.00	BBB	10,549,095
	Series 2013A, 5.000%, 9/01/37
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	2,266,659
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,159,669
12,625	Total Wyoming			13,975,423
$ 1,836,940	Total Municipal Bonds (cost $1,561,912,641)			1,743,909,450

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0%
$ 213	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.50%	7/15/19	N/R	$ 38,288
57	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.00%	7/15/55	N/R	7,565
$ 270	Total Corporate Bonds (cost $24,141)				45,853
	Total Long-Term Investments (cost $1,561,936,782)				1,743,955,303

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.7% (1.2% of Total Investments)

	MUNICIPAL BONDS – 1.7% (1.2% of Total Investments)

	Arizona – 0.3% (0.2% of Total Investments)
$ 3,000	Arizona School Facilities Board, Certificates of Participation, Variable Rate Demand Obligations,	No Opt. Call	A-1	$ 3,000,000
	Tender Option Bond Trust 3199X, 0.070%, 9/01/21 – AGC Insured (8)
	California – 1.1% (0.8% of Total Investments)
11,110	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	No Opt. Call	N/R	11,227,877
	System, Series 2014A, 6.000%, 7/10/15 (6)
1,075	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	No Opt. Call	N/R	1,086,406
	System, Series 2014B, 6.000%, 7/10/15 (6)
1,645	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	No Opt. Call	N/R	1,662,453
	System, Series 2014C, 6.000%, 7/10/15 (6)
13,830	Total California			13,976,736
	South Carolina – 0.3% (0.2% of Total Investments)
4,005	South Carolina Educational Facilities Authority, Charleston Southern University Education Facilities	2/15 at 100.00	F–1	4,005,000
	Revenue Bond, Variable Rate Demand Obligations, Series 2003, 0.060%, 4/01/28 (8)
$ 20,835	Total Short-Term Investments (cost $20,835,000)			20,981,736
	Total Investments (cost $1,582,771,782) – 144.0%			1,764,937,039
	Floating Rate Obligations – (3.8)%			(46,740,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (12.3)% (9)			(151,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (28.6)% (10)			(349,900,000)
	Other Assets Less Liabilities – 0.7% (11)			8,251,598
	Net Assets Applicable to Common Shares – 100%			$ 1,225,548,637

Investments in Derivatives as of January 31, 2015
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation)
Barclays Bank PLC	$85,600,000	Receive	Weekly USD-SIFMA	3.258%	Quarterly	2/20/15	2/20/30	$(17,947,061)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,743,909,450	$ —	$1,743,909,450
Corporate Bonds	—	—	45,853	45,853
Short-Term Investments:
Municipal Bonds	—	7,005,000	13,976,736	20,981,736
Investments in Derivatives:
Interest Rate Swaps*	—	(17,947,061)	—	(17,947,061)
Total	$ —	$ 732,967,389	$14,022,589	$1,746,989,978
*Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Corporate Bonds	Level 3 Short-Term Municipal Bonds	Level 3 Total
Balance at the beginning of period	$45,334	$14,059,578	$14,104,912
Gain (losses):
Net realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	(2,366)	(82,842)	(85,208)
Purchases at cost	2,885	—	2,885
Sales at proceeds	—	—	—
Net discounts (premiums)	—	—	—
Transfers in to	—	—	—
Transfers out of	—	—	—
Balance at the end of period	$45,853	$13,976,736	$14,022,589

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of January 31, 2015, were as follows:

Unobservable
	Market Value	Techniques	Inputs	Range
Long-Term Corporate Bonds	$ 45,853	Odd-Lot Trades	N/A	N/A
Short-Term Municipal Bonds	13,976,736	Discounted	Municipal BBB	1%-4%
		Cash Flow	Benchmark
B-Rated
Hospital Sector
$14,022,589

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of January 31, 2015, the cost of investments was $1,547,776,016.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$187,459,049
Depreciation	(17,037,673)
Net unrealized appreciation (depreciation) of investments	$170,421,376

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 8.6%.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 19.8%.
(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-SIFMA	United States Dollar Securities Industry and Financial Market Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015